DEBT (Details - Fair value) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Offsetting Assets [Line Items]
Financial Liabilities Fair Value Disclosure	$ 1,125,000	$ 750,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Offsetting Assets [Line Items]
Financial Liabilities Fair Value Disclosure	$ 1,387,500	$ 375,000